Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue.
Schedule of disaggregates of revenue by type of payment and collaboration partner under agreements

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018
	DKK'000	DKK'000
Revenue:
Royalties	1,181,101	708,933
Milestone payments	19,676	40,010
License fees	—	336,045
Reimbursement income	164,146	105,699

Total	1,364,923	1,190,687

Revenue split by collaboration partner:
Janssen (DARZALEX/daratumumab & DuoBody)	1,189,211	745,302
Novartis (Arzerra/ofatumumab)	11,704	317,738
Other collaboration partners	164,008	127,647

Total	1,364,923	1,190,687